Cash and Cash Equivalents - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	¥ 2,212	¥ 69,989
Certificates of deposit	20,000	60,000
Held-to-maturity Securities
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	2,212	69,989
Certificates of deposit	¥ 20,000	¥ 60,000